UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21411

 NAME OF REGISTRANT:                     Eaton Vance Senior Floating-Rate
                                         Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Deidre E. Walsh, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2021 - 06/30/2022



Eaton Vance Senior Floating-Rate Trust
--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK FLTING RT INCOME STRA FD INC                                                      Agenda Number:  935460193
--------------------------------------------------------------------------------------------------------------------------
        Security:  09255X100
    Meeting Type:  Annual
    Meeting Date:  29-Jul-2021
          Ticker:  FRA
            ISIN:  US09255X1000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       R. Glenn Hubbard                                          Mgmt          For                            For
       W. Carl Kester                                            Mgmt          For                            For
       John M. Perlowski                                         Mgmt          For                            For
       Karen P. Robards                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CLEAR CHANNEL OUTDOOR HOLDINGS, INC.                                                        Agenda Number:  935567389
--------------------------------------------------------------------------------------------------------------------------
        Security:  18453H106
    Meeting Type:  Annual
    Meeting Date:  04-May-2022
          Ticker:  CCO
            ISIN:  US18453H1068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Thomas C. King                                            Mgmt          For                            For
       W. Benjamin Moreland                                      Mgmt          For                            For
       Jinhy Yoon                                                Mgmt          For                            For

2.     Approval of the advisory (non-binding)                    Mgmt          Against                        Against
       resolution on executive compensation.

3.     Ratification of Ernst & Young LLP as the                  Mgmt          For                            For
       independent accounting firm for the year
       ending December 31, 2022.




--------------------------------------------------------------------------------------------------------------------------
 CUMULUS MEDIA INC.                                                                          Agenda Number:  935585844
--------------------------------------------------------------------------------------------------------------------------
        Security:  231082801
    Meeting Type:  Annual
    Meeting Date:  03-May-2022
          Ticker:  CMLS
            ISIN:  US2310828015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Mary G. Berner                                            Mgmt          For                            For
       David M. Baum                                             Mgmt          For                            For
       Matthew C. Blank                                          Mgmt          For                            For
       Thomas H. Castro                                          Mgmt          For                            For
       Joan Hogan Gillman                                        Mgmt          For                            For
       Andrew W. Hobson                                          Mgmt          For                            For
       Brian G. Kushner                                          Mgmt          For                            For

2.     Proposal to approve, on an advisory basis,                Mgmt          For                            For
       the compensation paid to the Company's
       named executive officers.

3.     Proposal to ratify the appointment of                     Mgmt          For                            For
       PricewaterhouseCoopers LLP as the Company's
       independent registered public accounting
       firm for 2022.




--------------------------------------------------------------------------------------------------------------------------
 IHEARTMEDIA, INC.                                                                           Agenda Number:  935578077
--------------------------------------------------------------------------------------------------------------------------
        Security:  45174J509
    Meeting Type:  Annual
    Meeting Date:  10-May-2022
          Ticker:  IHRT
            ISIN:  US45174J5092
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Cheryl Mills                                              Mgmt          For                            For
       Robert W. Pittman                                         Mgmt          For                            For
       James A. Rasulo                                           Mgmt          For                            For

2.     The ratification of the appointment of                    Mgmt          For                            For
       Ernst & Young LLP as our independent
       registered public accounting firm for the
       fiscal year ending December 31, 2022.

3.     The approval, on an advisory (non-binding)                Mgmt          For                            For
       basis, of the compensation of our named
       executive officers.




--------------------------------------------------------------------------------------------------------------------------
 INVESCO SENIOR INCOME TRUST                                                                 Agenda Number:  935470714
--------------------------------------------------------------------------------------------------------------------------
        Security:  46131H107
    Meeting Type:  Annual
    Meeting Date:  23-Nov-2021
          Ticker:  VVR
            ISIN:  US46131H1077
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Jack M. Fields                                            Mgmt          For                            For
       Martin L. Flanagan                                        Mgmt          For                            For
       Elizabeth Krentzman                                       Mgmt          For                            For
       Robert C. Troccoli                                        Mgmt          For                            For
       James D. Vaughn                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN FLOATING RATE INCOME FUND                                                            Agenda Number:  935556196
--------------------------------------------------------------------------------------------------------------------------
        Security:  67072T108
    Meeting Type:  Annual
    Meeting Date:  28-Apr-2022
          Ticker:  JFR
            ISIN:  US67072T1088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    DIRECTOR
       Judith M. Stockdale                                       Mgmt          For                            For
       Carole E. Stone                                           Mgmt          For                            For
       Margaret L. Wolff                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN FLOATING RATE INCOME OPP FD                                                          Agenda Number:  935556196
--------------------------------------------------------------------------------------------------------------------------
        Security:  6706EN100
    Meeting Type:  Annual
    Meeting Date:  28-Apr-2022
          Ticker:  JRO
            ISIN:  US6706EN1001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    DIRECTOR
       Judith M. Stockdale                                       Mgmt          For                            For
       Carole E. Stone                                           Mgmt          For                            For
       Margaret L. Wolff                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN PREFERED & CONVERTIBLE INCOME 2                                                      Agenda Number:  935556184
--------------------------------------------------------------------------------------------------------------------------
        Security:  67073D102
    Meeting Type:  Annual
    Meeting Date:  28-Apr-2022
          Ticker:  JQC
            ISIN:  US67073D1028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1C.    DIRECTOR
       William C. Hunter                                         Mgmt          For                            For
       Judith M. Stockdale                                       Mgmt          For                            For
       Carole E. Stone                                           Mgmt          For                            For
       Margaret L. Wolff                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SKILLSOFT CORP.                                                                             Agenda Number:  935640676
--------------------------------------------------------------------------------------------------------------------------
        Security:  83066P200
    Meeting Type:  Annual
    Meeting Date:  23-Jun-2022
          Ticker:  SKIL
            ISIN:  US83066P2002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Ronald W. Hovsepian                                       Mgmt          Withheld                       Against
       Peter Schmitt                                             Mgmt          For                            For
       Jeffrey R. Tarr                                           Mgmt          For                            For

2.     Ratify appointment of Ernst & Young LLP as                Mgmt          For                            For
       our independent registered public
       accounting firm for the fiscal year ending
       January 31, 2023.




--------------------------------------------------------------------------------------------------------------------------
 SKILLSOFT CORPORATION                                                                       Agenda Number:  935562694
--------------------------------------------------------------------------------------------------------------------------
        Security:  83066P200
    Meeting Type:  Special
    Meeting Date:  31-Mar-2022
          Ticker:  SKIL
            ISIN:  US83066P2002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve, for purposes of complying with                Mgmt          For                            For
       applicable sections of the New York Stock
       Exchange Listed Company Manual, the
       issuance of shares of Class A common stock,
       par value $0.0001 per share, of Skillsoft
       ("Common Stock") (the "Stock Issuance
       Proposal") pursuant to that certain
       Agreement and Plan of Merger, dated as of
       December 22, 2021 (as it may be amended
       from time to time), by and among Skillsoft,
       Skillsoft Finance II, Inc., a Delaware
       corporation and indirect wholly-owned
       ...(due to space limits, see proxy material
       for full proposal).

2.     To approve one or more adjournments of the                Mgmt          For                            For
       Special Meeting only: (i) to ensure that
       any supplement or amendment to the
       accompanying proxy statement that the Board
       of Directors of Skillsoft has reasonably
       determined in good faith after consultation
       with Skillsoft's outside legal counsel is
       required by applicable law is disclosed to
       Skillsoft's stockholders and for such
       supplement or amendment to be promptly
       disseminated to Skillsoft's stockholders
       prior to the Special Meeting; (ii) if,
       ...(due to space limits, see proxy material
       for full proposal).



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Senior Floating-Rate Trust
By (Signature)       /s/ Eric A. Stein
Name                 Eric A. Stein
Title                President
Date                 08/24/2022